Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Provisions
Schedule of Provisions

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
1 April 2020	955	502	545	530	2,532
Exchange movements	6	(11)	4	7	6
Acquisition of subsidiaries	6	–	–	–	6
Amounts capitalised in the year	294	–	–	–	294
Amounts charged to the income statement	–	138	153	167	458
Utilised in the year − payments	(32)	(54)	(243)	(175)	(504)
Amounts released to the income statement	(7)	(47)	(33)	(66)	(153)
31 March 2021	1,222	528	426	463	2,639
Exchange movements	3	(25)	(4)	5	(21)
Amounts capitalised in the year	297	–	–	–	297
Amounts charged to the income statement	–	216	216	139	571
Utilised in the year − payments	(51)	(128)	(295)	(197)	(671)
Amounts released to the income statement	(1)	(142)	(41)	(83)	(267)
31 March 2022	1,470	449	302	327	2,548

Schedule of Provisions analysed between current and non-current

31 March 2022

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	43	235	241	148	667
Non-current liabilities	1,427	214	61	179	1,881
	1,470	449	302	327	2,548

31 March 2021

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	43	273	353	223	892
Non-current liabilities	1,179	255	73	240	1,747
	1,222	528	426	463	2,639